UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8062

Nicholas Equity Income Fund, Inc.

(Exact name of registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of principal executive offices)          (Zip code)

Albert O. Nicholas

700 North Water Street

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 03/31/2004

Date of reporting period: 09/30/2003

Item 1. Report to Shareholders

November 2003

Report to Fellow Shareholders:

    For the first half of the fiscal year ending March 31, 2004, Nicholas Equity Income Fund’s net asset value per share increased 18.26%. The S&P 500 Index improved 18.44% during the same period. These are welcome results for weary stock market investors.

    Returns for Nicholas Equity Income Fund, Inc. and selected indices are provided in the chart below for the periods ended September 30, 2003.

		Average Annual Total Return*
	9 Month	1 Year	3 Year	5 Year
Nicholas Equity Income Fund, Inc.…………………….	9.86%	11.50%	0.12%	0.65%
Standard & Poor’s 500 Index…………………………..	14.71%	24.37%	(10.13)%	1.00%
Consumer Price Index ……………………………….....	1.87%	2.27%	2.14%	2.50%
Ending value of $10,000 invested in Nicholas Equity Income Fund, Inc. (Distributions Reinvested) ……….	$10,986	$11,150	$10,035	$10,327

    As of September 30, 2003, the Fund was composed of 39 common stocks and 6.02% cash. All the stocks owned by the Fund pay dividends, and in most cases, have increased dividends over the years. The biggest industry concentrations are in industrials and financials.

    The atmosphere for stock investment appears favorable based on rising corporate earnings, low interest rates and stimulative fiscal and monetary policy. However, management is concerned about two market developments – a reprise of the technology bubble and the fact that low price, speculative stocks are performing better than stocks of high quality companies.

    Management would like to remind investors that the Fund’s objectives are to produce reasonable dividend income with moderate long-term growth. With these two objectives, it follows that during periods of rising stock prices, the Fund may trail the overall market; however, during periods of market decline, the Fund offers greater stability. At September 30, the Fund produced a 30-day yield of 1.91%, which was above the S&P 500 Index yield.

    In view of recent news and announcements concerning investigations into brokerage and other mutual fund companies, Nicholas Company wants shareholders to know the following. We make every effort to keep expenses and turnover ratios low, both of which tend to contribute to better investment returns. In addition, company employees are invested in the Fund and therefore share your desire to obtain good investment returns. Finally, a founding principle of the Nicholas business and investment philosophy has been to put our shareholders’ interests first and foremost. We assure you we will continue to operate our business in the same manner in the future.

    Thank you for your support.

    Sincerely,

    Albert O. Nicholas                                        David O. Nicholas

    Co-Portfolio Manager                                  Co-Portfolio Manager

 *Total returns are historical and include change in share price and reinvestment of dividend and capital gain distributions. Past performance is no guarantee of future results. Principal value, return and yield will fluctuate so an investment, when redeemed, may be worth more or less than original cost. The Fund’s average annual total return for the life of the Fund, November 23, 1993 through September 30, 2003, was 4.89%.

Financial Highlights
(For a share outstanding throughout each period)
---------------------------------------------------------------------------------------------------------------
                                               Six Months                   Year Ended March 31,
                                            Ended 09/30/2003    -----------------------------------------------
                                              (unaudited)        2003      2002      2001      2000      1999
                                            ----------------    ------    ------    ------    -------   -------
NET ASSET VALUE,
 BEGINNING OF PERIOD.......................     $ 9.02          $12.66    $11.20    $11.10     $12.32    $14.35
   INCOME (LOSS) FROM
    INVESTMENT OPERATIONS
   Net investment income...................        .08             .18       .18       .23        .40       .44
   Net gain (loss) on
    securities (realized and
    unrealized)............................       1.56           (3.63)     1.45       .07       (.94)    (1.66)
                                                ------          ------    ------    ------     ------    ------
      Total from investment
       operations..........................       1.64           (3.45)     1.63       .30       (.54)    (1.22)
                                                ------          ------    ------    ------     ------    ------
   LESS DISTRIBUTIONS
   From net investment
    income.................................       (.06)           (.19)     (.17)     (.20)      (.44)     (.48)
   From net capital gain...................         --              --        --        --         --      (.17)
   In excess of book realized gain.........         --              --        --        --       (.24)     (.16)
                                                ------          ------    ------    ------     ------    ------
      Total distributions..................       (.06)           (.19)     (.17)     (.20)      (.68)     (.81)
                                                ------          ------    ------    ------     ------    ------
NET ASSET VALUE, END
 OF PERIOD.................................     $10.60          $ 9.02    $12.66    $11.20     $11.10    $12.32
                                                ------          ------    ------    ------     ------    ------
                                                ------          ------    ------    ------     ------    ------
TOTAL RETURN...............................     18.26%(1)     (27.42)%    14.72%     2.74%    (4.20)%   (8.65)%
SUPPLEMENTAL DATA:
Net assets, end of
 period (millions).........................      $17.9           $15.7     $19.4     $17.6      $18.3     $25.0
Ratio of expenses to
 average net assets (3)....................       .90%(2)         .90%      .90%      .90%       .90%      .90%
Ratio of net investment income
 to average net assets (3).................      1.44%(2)        1.74%     1.52%     2.06%      3.30%     3.36%
Portfolio turnover rate....................     51.85%(2)       57.15%    49.10%    52.38%     79.34%    54.41%
(1)  Not annualized.
(2)  Annualized.
(3)  Net of reimbursement by Adviser.  Absent reimbursement of expenses, the ratio of expenses to average net assets would have been 1.24%, 1.16%, 1.25%, 1.23%, 1.18% and 1.10% for the six months ended September 30,
     2003 and the fiscal years ended March 31, 2003, 2002, 2001, 2000 and 1999, respectively.  Also, the respective ratio of net investment income to average net assets would have been 1.10%, 1.48%, 1.17%,
     1.73%, 3.02% and 3.16%.

           The accompanying notes to financial statements are an integral part of these statements.
-----------------------------------------------------------------------------------------------------------------------
Top Ten Portfolio Holdings
September 30, 2003 (unaudited)
-----------------------------------------------------------------------------------------------------------------------
                                                                  Percentage
    Name                                                        of Net Assets
    ----                                                        -------------
    SUPERVALU INC. ............................................     3.74%
    Charter One Financial, Inc. ...............................     3.59%
    AmerUs Group Co. ..........................................     3.42%
    J.M. Smucker Company (The).................................     3.34%
    Plum Creek Timber Company, Inc. ...........................     3.13%
    Baxter International Inc. .................................     3.09%
    RPM International, Inc. ...................................     3.07%
    ServiceMaster Company (The) ...............................     2.98%
    Pentair, Inc. .............................................     2.90%
    Bristol-Myers Squibb Company ..............................     2.87%
                                                                   ------
    Total of top ten ..........................................    32.13%
                                                                   ------
                                                                   ------
Schedule of Investments
September 30, 2003 (unaudited)
-------------------------------------------------------------------------------
 Shares or
 Principal
  Amount                                              Value
-----------                                       -----------
COMMON STOCKS - 93.98%
            Consumer Cyclicals-
             Products - 3.07%
   42,000   RPM International, Inc.               $   548,520
                                                  -----------
            Consumer Discretionary-
             Auto & Components - 2.65%
    5,000   Johnson Controls, Inc.                    473,000
                                                  -----------
            Consumer Discretionary-
             Retail - 5.51%
   20,000   Hancock Fabrics, Inc.                     315,600
    7,000   Michaels Stores, Inc.                     285,320
   20,000   Pier 1 Imports, Inc.                      384,800
                                                  -----------
                                                      985,720
                                                  -----------
            Consumer Staples-Food,
             Beverage & Tobacco - 13.13%
   20,000   ConAgra Foods, Inc.                       424,800
   10,000   General Mills, Inc.                       470,700
   11,000   H. J. Heinz Company                       377,080
   14,176   J.M. Smucker Company (The)                597,660
   12,000   Lancaster Colony Corporation              477,240
                                                  -----------
                                                    2,347,480
                                                  -----------
            Consumer Staples-Food &
             Drug Retail - 3.74%
   28,000   SUPERVALU INC.                            668,080
                                                  -----------
            Consumer Staples-
             Products - 2.25%
    7,000   Alberto-Culver Company - Class A          401,730
                                                  -----------
            Financials-Banks - 7.14%
   21,000   Charter One Financial, Inc.               642,600
   10,000   U.S. Bancorp                              239,900
   10,000   Washington Mutual, Inc.                   393,700
                                                  -----------
                                                    1,276,200
                                                  -----------
            Financials-Insurance - 14.25%
   18,000   AmerUs Group Co.                          612,000
    5,000   American National Insurance Company       425,250
   12,000   Arthur J. Gallagher & Co.                 339,360
    8,000   Marsh & McLennan Companies, Inc.          380,880
    9,000   Mercury General Corporation               403,020
    5,000   XL Capital Ltd. - Class A                 387,200
                                                  -----------
                                                    2,547,710
                                                  -----------
            Financials-Real Estate - 5.74%
   20,000   New Plan Excel Realty Trust, Inc.         466,000
   22,000   Plum Creek Timber Company, Inc.           559,680
                                                  -----------
                                                    1,025,680
                                                  -----------
            Health Care-Equipment - 3.09%
   19,000   Baxter International Inc.                 552,140
                                                  -----------
            Health Care-Pharmaceuticals
             & Biotechnology - 8.34%
   20,000   Bristol-Myers Squibb Company              513,200
    7,000   Merck & Co., Inc.                         354,340
   10,000   Pfizer Inc.                               303,800
   21,000   Schering-Plough Corporation               320,040
                                                  -----------
                                                    1,491,380
                                                  -----------
            Industrials-Capital Goods - 13.00%
   10,000   CLARCOR Inc.                              390,000
    7,000   Donaldson Company, Inc.                   377,300
    5,500   Emerson Electric Co.                      289,575
    7,000   Illinois Tool Works Inc.                  463,820
   13,000   Pentair, Inc.                             518,310
    6,000   W.W. Grainger, Inc.                       285,300
                                                  -----------
                                                    2,324,305
                                                  -----------
            Industrials-Commercial
             Services & Supplies - 2.98%
   52,000   ServiceMaster Company (The)               533,520
                                                  -----------
            Materials - 4.16%
    7,000   AptarGroup, Inc.                          256,830
   11,000   Bemis Company, Inc.                       487,300
                                                  -----------
                                                      744,130
                                                  -----------
            Utilities - 4.93%
   18,000   Alliant Energy Corporation                396,000
    9,000   Kinder Morgan, Inc.                       486,090
                                                  -----------
                                                      882,090
                                                  -----------
              TOTAL COMMON STOCKS
                (cost $15,488,065)                 16,801,685
                                                  -----------
SHORT-TERM INVESTMENTS - 4.08%
            Commercial Paper - 3.07%
 $300,000   John Deere Finance S.A.
             10/03/03, 1.15%                          299,981
  250,000   General Motors Acceptance Corporation
             10/14/03, 1.25%                          249,887
                                                  -----------
                                                      549,868
                                                  -----------
            Variable Rate Demand Note - 1.01%
  180,248   U.S. Bank N.A.
             10/01/03, 0.87%                          180,248
                                                  -----------
               TOTAL SHORT-TERM INVESTMENTS
                (cost $730,116)                       730,116
                                                  -----------
               TOTAL INVESTMENTS
                (cost $16,218,181) - 98.06%        17,531,801
                                                  -----------
            OTHER ASSETS,
             NET OF LIABILITIES - 1.94%               346,044
                                                  -----------
               TOTAL NET ASSETS
                (Basis of percentages
                disclosed above) - 100%           $17,877,845
                                                  -----------
                                                  -----------

The accompanying notes to financial statements are an integral part of this schedule.
Statement of Assets and Liabilities
September 30, 2003 (unaudited)
-------------------------------------------------------------------------------
ASSETS
    Investments in securities at value (cost $16,218,181) .....   $17,531,801
                                                                -------------
    Receivables -
         Investment securities sold ...........................       475,768
         Dividends and interest ...............................        25,438
                                                                  -----------
              Total receivables ...............................       501,206
                                                                  -----------
              Total assets ....................................    18,033,007
                                                                  -----------
LIABILITIES
    Payables -
         Investment securities purchased ......................       106,750
         Management fee .......................................        31,697
         Accrued expenses .....................................        16,715
                                                                  -----------
              Total liabilities ...............................       155,162
                                                                  -----------
              Total net assets ................................   $17,877,845
                                                                  -----------
                                                                  -----------

NET ASSETS CONSIST OF
    Paid in capital ...........................................   $18,104,335
    Net unrealized appreciation on investments ................     1,313,620
    Accumulated net realized loss on investments ..............    (1,612,072)
    Accumulated undistributed net investment income ...........        71,962
                                                                  -----------
                                                                  $17,877,845
                                                                  -----------
                                                                  -----------
NET ASSET VALUE PER SHARE ($.0001 par value,
 500,000,000 shares authorized),
 offering price and redemption price
 ($17,877,845 / 1,685,814 shares outstanding) .................        $10.60
                                                                       ------
                                                                       ------

The accompanying notes to financial statements are an integral part of this statement.
Statement of Operations
For the six months ended September 30, 2003 (unaudited)}
-------------------------------------------------------------------------------
INCOME
    Dividend ..................................................     $  201,908
    Interest ..................................................          6,669
                                                                    ----------
         Total income .........................................        208,577
                                                                    ----------
EXPENSES
    Management fee ............................................         62,289
    Registration fees .........................................         17,541
    Audit and tax preparation fees ............................          9,500
    Legal fees ................................................          5,960
    Accounting system and pricing service fees ................          4,408
    Transfer agent fees .......................................          4,292
    Printing ..................................................          2,831
    Directors' fees ...........................................          1,200
    Custodian fees ............................................            458
    Postage and mailing .......................................            180
    Other operating expenses ..................................          2,019
                                                                    ----------
         Total expenses before reimbursement ..................        110,678
                                                                    ----------
         Reimbursement of expenses by adviser (Note 2) ........        (30,592)
                                                                    ----------
         Total expenses after reimbursement ...................         80,086
                                                                    ----------
         Net investment income ................................        128,491
                                                                    ----------
NET REALIZED GAIN ON INVESTMENTS ..............................        747,193
                                                                    ----------
CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS ..........      1,996,205
                                                                    ----------
    Net realized and unrealized gain on investments ...........      2,743,398
                                                                    ----------
    Net increase in net assets resulting from operations ......     $2,871,889
                                                                    ----------
                                                                    ----------

The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets
For the six months ended September 30, 2003 (unaudited) and the year ended
March 31, 2003
-------------------------------------------------------------------------------
                                                Six Months
                                             Ended 09/30/2003        2003
                                             ----------------     -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
    Net investment income ..................   $   128,491        $   298,408
    Net realized gain (loss)
     on investments ........................       747,193         (2,112,448)
    Change in net unrealized
     appreciation on investments ...........     1,996,205         (3,630,097)
                                               -----------        -----------
         Net increase (decrease) in net
          assets resulting from
          operations .......................     2,871,889         (5,453,137)
                                               -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income .............      (112,228)          (300,049)
                                               -----------        -----------
CAPITAL SHARE TRANSACTIONS
    Proceeds from shares issued
     (57,406 and 301,095
     shares, respectively) .................       584,884          3,083,410
    Reinvestment of distributions
     (10,522 and 27,812
     shares, respectively) .................       107,633            286,854
    Cost of shares redeemed
     (119,692 and 126,274
     shares, respectively) .................    (1,244,998)        (1,379,001)
                                               -----------        -----------
         Increase (decrease) in net assets
          derived from capital share
          transactions .....................      (552,481)         1,991,263
                                               -----------        -----------
         Total increase (decrease) in net
          assets ...........................     2,207,180         (3,761,923)
                                               -----------        -----------
NET ASSETS
    Beginning of period ....................    15,670,665         19,423,588
                                               -----------        -----------
    End of period (including accumulated
     undistributed net investment income
     of $71,962 and $55,699,
     respectively) .........................   $17,877,845        $15,670,665
                                               -----------        -----------
                                               -----------        -----------

The accompanying notes to financial statements are an integral part of these statements.
Notes to Financial Statements
September 30, 2003 (unaudited)
------------------------------------------------------------------------------
(1) Summary of Significant Accounting Policies --
    Nicholas Equity Income Fund, Inc. (the "Fund") is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended.
    The primary objective of the Fund is to produce reasonable income with moderate long-term growth as a secondary consideration.  The following is a summary of the significant accounting policies of the Fund:
    (a)  Each equity security is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the last bid price.  Debt securities, excluding short-term investments, are valued at current evaluated bid price.
         Variable rate demand notes are valued at cost, which approximates market value.  U.S. Treasury Bills and commercial paper are stated at amortized cost, which approximates market value.  Investment transactions are recorded no later than the first business day after the trade date, which is not materially different from accounting principles generally accepted in the United States.
    (b)  Net realized gain (loss) on portfolio securities was computed on the basis of specific identification.
    (c)  Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis.  Non-cash dividends, if any, are recorded at value on date of distribution.  Dividends and distributions paid to shareholders are recorded on the ex-dividend date.
    (d)  Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all net investment income and net realized capital gains on sales of investments to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.
         As of September 30, 2003, the Fund has capital loss carryforwards of approximately $1,604,000, which expire as follows: $353,000 in 2011 and $1,251,000 in 2012.  To the extent the Fund has future net realized capital gains, distributions of capital gains to shareholders will be offset by any unused capital loss carryforward.
         For the period ended September 30, 2003, the Fund had a tax deferral of wash loss sales of approximately $8,000.
    (e)  Distributions from net investment income are generally declared and paid quarterly.  Distributions of net realized capital gain, if any, are declared and paid at least annually.
         The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.  To the extent these book and tax differences are permanent in nature, such amounts are reclassified among paid in capital, accumulated undistributed net realized gain
         (loss) on investments and accumulated undistributed net investment income.  Accordingly, at September 30, 2003, no reclassifications were recorded.  The tax character of distributions paid during the six months ended September 30, 2003 and the year ended March 30, 2003 were as follows:
                                            09/30/2003         03/31/2003
                                            ----------         ----------
              Distributions paid from:
              Ordinary income ............   $112,228           $300,049
                                             --------           --------
                                             --------           --------
         As of September 30, 2003, investment cost for federal tax purposes was
         $16,226,198 and the tax basis components of net assets were as follows:
              Unrealized appreciation .......................  $ 1,965,177
              Unrealized depreciation .......................     (659,574)
                                                               -----------
              Net unrealized appreciation ...................    1,305,603
                                                               -----------
              Undistributed ordinary income .................       71,962
              Accumulated realized capital loss .............   (1,604,055)
              Paid in capital ...............................   18,104,335
                                                               -----------
              Net assets ....................................  $17,877,845
                                                               -----------
                                                               -----------
         The differences, if any, between book-basis and tax-basis unrealized appreciation (depreciation), undistributed ordinary income and accumlated realized capital loss are attributable primarily to the tax deferral of losses from wash sales.
    (f)  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from estimates.
(2) Investment Adviser and Management Agreement --
    The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the "Adviser") to serve as investment adviser and manager.  Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of .70% of the average net asset value up to and including $50 million and .60% of the average net asset value in excess of $50 million.  The Adviser has voluntarily agreed to reimburse the Fund for all expenses in excess of .90%
    of annual average net assets.  Under this agreement the Adviser reimbursed
    $30,592 during the period ended September 30, 2003.  Also, the Adviser may be reimbursed for clerical and administrative services rendered by its personnel.  No amounts were paid by the Fund for clerical and administrative services during the period ended September 30, 2003.
(3) Investment Transactions --
    For the period ended September 30, 2003, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $4,287,083 and $4,472,180, respectively.
Historical Record (unaudited)
-----------------------------------------------------------------------------------------------
                                    Net Investment                     Dollar        Growth of
                            Net         Income      Capital Gain      Weighted      an Initial
                        Asset Value  Distributions  Distributions  Price/Earnings     $10,000
                         Per Share     Per Share      Per Share       Ratio **     Investment ***
                        ----------- --------------  -------------  --------------  --------------
November 23, 1993 *.....  $10.00       $    --         $ --             --            10,000
March 31, 1994..........   10.04        0.0133           --            14.4 times     10,053
March 31, 1995..........   10.56        0.2810           --            14.6           10,871
March 31, 1996..........   12.35        0.3370           --            16.8           13,111
March 31, 1997..........   12.27        0.4527         0.5483          15.9           14,138
March 31, 1998..........   14.35        0.5014         0.6586          23.0           18,072
March 31, 1999..........   12.32        0.4843         0.3278          22.0           16,509
March 31, 2000..........   11.10        0.4447         0.2392          20.6           15,816
March 31, 2001..........   11.20        0.1980           --            21.0           16,250
March 31, 2002..........   12.66        0.1697           --            22.4           18,642
March 31, 2003..........    9.02        0.1920           --            15.6           13,531
September 30, 2003......   10.60        0.0645 (a)       --            18.8           16,001
   *  Date of Initial Public Offering.                (a) Paid $0.0325 on May 5, 2003
  **  Based on latest 12 months accomplished earnings.    to shareholders of record on May 2, 2003.
 ***  Assuming reinvestment of all distributions.         Paid $0.0320 on July 25, 2003
                                                          to shareholders of record on July 24, 2003.

  Range in quarter end price/earnings ratios
       High                      Low
----------------------  ------------------------
December 31,2000  23.7  December 31, 1994  13.9

Directors and Officers

ALBERT O. NICHOLAS, President and Director

ROBERT H. BOCK, Director

                         TIMOTHY P. REILAND, Director

                  DAVID L. JOHNSON, Executive Vice President

           THOMAS J. SAEGER, Executive Vice President and Secretary

                   DAVID O. NICHOLAS, Senior Vice President

                    LYNN S. NICHOLAS, Senior Vice President

              JEFFREY T. MAY, Senior Vice President and Treasurer

                         MARK J. GIESE, Vice President

                       CANDACE L. LESAK, Vice President

                              Investment Adviser
                            NICHOLAS COMPANY, INC.
                             Milwaukee, Wisconsin
                         414-272-6133 or 800-227-5987

                                Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                             Milwaukee, Wisconsin
                         414-276-0535 or 800-544-6547

                                   Custodian
                                U.S. BANK N.A.
                               Cincinnati, Ohio

                                   Auditors
                               ERNST & YOUNG LLP
                             Milwaukee, Wisconsin

                                    Counsel
                         MICHAEL BEST & FRIEDRICH LLP
                             Milwaukee, Wisconsin

This report is submitted for the information of shareholders of the Fund.  It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                               SEMIANNUAL REPORT

                       NICHOLAS EQUITY INCOME FUND, INC.
700 North Water Street
Milwaukee, WI 53202
www.nicholasfunds.com
September 30, 2003

Item 2. Code of Ethics.

Applicable only for annual reports covering fiscal years ending on or after July 15, 2003.

Item 3. Audit Committee Financial Expert.

Applicable only for annual reports covering fiscal years ending on or after July 15, 2003.

Item 4. Principal Accountant Fees and Services.

Applicable only for annual reports covering fiscal years ending on or after December 15, 2003.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of (i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds on or after July 1, 2003.

Item 8. [Reserved.]

Item 9. Controls and Procedures.

The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 10. Exhibits.

(a) Code of Ethics -- Applicable only for annual reports covering fiscal years ending on or after July 15, 2003.

(b) Certifications of Principal Executive Officer and Principal Financial Officer attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Equity Income Fund, Inc.

By: /s/ Albert O. Nicholas

Name: Albert O. Nicholas

Title: Principal Executive Officer

Date: 11/25/2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas

Name: Albert O. Nicholas

Title: Principal Executive Officer

Date: 11/25/2003

By: /s/ Jeffrey T. May

Name: Jeffrey T. May

Title: Principal Financial Officer

Date: 11/21/2003